Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 - 40 years
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 - 40 years
Machinery and equipment (Telecommunications equipment and others) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	2 - 40 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	4 - 6 years
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	4 - 6 years
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	2 - 6 years